Income and Expenses - Schedule of Reconciliation of Profit (Loss) Multiplied by Weighted Average Applicable Tax Rate (Details) - CHF (SFr) SFr in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Analysis of income and expense [abstract]
Groups average expected tax rate	13.90%	13.60%	13.60%
Accounting loss before income tax	SFr (38,643)	SFr (18,524)	SFr (14,790)
Taxes at weighted average income tax	5,380	2,521	1,997
Effect of unrecorded tax losses	(4,468)	(1,869)	(1,732)
Effect of non deductible expenses	(968)	(679)	(348)
Total tax (expense) / income reported in the income statement	SFr (55)	SFr (27)	SFr (83)